SEVERANCE AND EXIT COSTS (Tables)	12 Months Ended
Feb. 29, 2020
SEVERANCE AND EXIT COSTS
Schedule of severance and exit costs included in acquisition-related expenses on the consolidated statements of comprehensive loss.

Severance and exit costs included in acquisition-related expenses on the consolidated statements of comprehensive loss are as follows (in thousands):

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Severance	$7,195	$6,113
Lease exits	1,132	2,194
	$8,327	$8,307

Schedule of changes in the severance and exit costs accruals

The following table reflects the changes in the severance and exit costs accruals for the fiscal years ended February 29, 2020 and February 28, 2019 (in thousands):

Accruals as of February 28, 2018	$1,979
Payments	(5,777)
Expenses	8,307
Accruals as of February 28, 2019	4,509
Payments	(9,106)
Expenses	8,327
Accruals as of February 29, 2020	$3,730